United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/17

Date of Reporting Period: Quarter ended 11/30/16

Item 1. Schedule of Investments

Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—43.7%
		Basic Industry - Chemicals—0.1%
$50,000		RPM International, Inc., 6.50%, 2/15/2018	$52,619
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	109,842
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	11,389
		TOTAL	173,850
		Basic Industry - Metals & Mining—1.4%
500,000		Alcoa, Inc., 5.87%, 2/23/2022	533,125
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	832,100
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	200,250
710,000		AngloGold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	702,680
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	55,140
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	51,215
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	1,000,464
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	428,161
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	495,060
		TOTAL	4,298,195
		Basic Industry - Paper—0.4%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,355,750
		Capital Goods - Aerospace & Defense—0.5%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	937,512
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,223
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	29,324
500,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	513,567
		TOTAL	1,505,626
		Capital Goods - Building Materials—0.2%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	709,375
		Capital Goods - Diversified Manufacturing—1.1%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	15,751
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,838
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	100,205
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	158,758
1,250,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,248,865
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	250,648
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	54,276
365,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	353,841
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	1,012,003
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	74,439
		TOTAL	3,279,624
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	55,803
		Capital Goods - Packaging—0.1%
250,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	259,142
		Communications - Cable & Satellite—0.6%
180,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 3.579%, 7/23/2020	183,775
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,591,254
		TOTAL	1,775,029

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—0.7%
$195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	$203,482
400,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	400,657
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	974,414
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	134,217
45,000		Viacom, Inc., 2.50%, 9/1/2018	45,316
225,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	225,591
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	106,336
		TOTAL	2,090,013
		Communications - Telecom Wireless—0.7%
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	204,736
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	822,902
450,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	434,585
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	562,421
		TOTAL	2,024,644
		Communications - Telecom Wirelines—1.5%
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.75%, 1/15/2018	1,999,318
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	64,050
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	102,795
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	999,242
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,031,531
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	498,204
		TOTAL	4,695,140
		Consumer Cyclical - Automotive—2.2%
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	150,194
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	250,443
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,255,815
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	503,777
2,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	2,001,520
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	499,773
775,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	772,028
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	253,116
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,020,337
		TOTAL	6,707,003
		Consumer Cyclical - Lodging—0.2%
619,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	680,900
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	76,444
		TOTAL	757,344
		Consumer Cyclical - Retailers—0.7%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	517,238
320,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	317,357
1,250,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,266,322
		TOTAL	2,100,917
		Consumer Cyclical - Services—1.0%
1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,259,226
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	549,778
1,250,000		Visa, Inc., Sr. Unsecd. Note, 2.20%, 12/14/2020	1,250,024
		TOTAL	3,059,028
		Consumer Non-Cyclical - Food/Beverage—1.4%
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	313,874

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	$957,548
1,230,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	1,199,190
660,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	636,438
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	646,614
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	509,775
		TOTAL	4,263,439
		Consumer Non-Cyclical - Health Care—1.2%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	752,851
1,300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,443,637
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	144,333
1,275,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,275,018
		TOTAL	3,615,839
		Consumer Non-Cyclical - Pharmaceuticals—2.2%
1,500,000		Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	1,492,441
1,250,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,247,567
730,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	740,059
1,250,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,264,539
1,080,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	1,044,828
1,000,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	961,007
		TOTAL	6,750,441
		Consumer Non-Cyclical - Products—0.1%
420,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	427,950
		Consumer Non-Cyclical - Supermarkets—0.0%
100,000		Kroger Co., Note, 6.80%, 12/15/2018	109,890
		Consumer Non-Cyclical - Tobacco—0.3%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	17,808
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	52,903
673,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	692,234
		TOTAL	762,945
		Energy - Independent—0.6%
500,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.85%, 3/15/2021	532,986
935,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	931,491
250,000		Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	244,708
		TOTAL	1,709,185
		Energy - Integrated—1.6%
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	524,817
600,000		Husky Energy, Inc., 4.00%, 4/15/2024	609,726
880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	914,145
2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	2,025,000
750,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	732,000
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	99,250
125,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	117,413
		TOTAL	5,022,351
		Energy - Midstream—0.3%
225,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	228,236
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	153,860
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	504,917
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	54,633

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	$55,702
		TOTAL	997,348
		Energy - Oil Field Services—0.8%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	277,063
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	490,000
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	293,580
1,250,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	1,273,305
		TOTAL	2,333,948
		Energy - Refining—0.1%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	108,413
200,000		Valero Energy Corp., 9.375%, 3/15/2019	231,217
		TOTAL	339,630
		Financial Institution - Banking—10.0%
143,000		American Express Co., 2.65%, 12/2/2022	141,535
930,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	933,345
2,000,000		BB&T Corp., Series MTN, 1.60%, 8/15/2017	2,003,168
335,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	337,743
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,002,384
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	563,212
2,000,000		Bank of New York Mellon Corp., Series MTN, 2.40%, 1/17/2017	2,000,830
2,000,000		Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	2,000,642
250,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	250,545
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,191,859
300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	302,355
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	54,848
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	736,100
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	413,260
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series MTN, 2.55%, 5/13/2021	248,880
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	654,647
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	110,071
600,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	598,727
1,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	1,000,854
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	511,437
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	275,315
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,271,108
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	999,219
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,156,983
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	350,545
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	252,001
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	201,863
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,294,095
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	109,762
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	724,318
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	252,992
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,017,245
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,505,202
165,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.282%, 10/24/2023	165,453
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,180,851
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	512,692

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,000,000		PNC Bank National Association, Series MTN, 2.15%, 4/29/2021	$986,879
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	706,567
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.112%, 10/31/2023	751,671
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	1,496,841
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	377,600
		TOTAL	30,645,644
		Financial Institution - Broker/Asset Mgr/Exchange—0.6%
1,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.95%, 4/1/2022	1,012,782
925,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	942,422
		TOTAL	1,955,204
		Financial Institution - Finance Companies—0.7%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	426,300
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,250,759
405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	404,902
		TOTAL	2,081,961
		Financial Institution - Insurance - Health—0.3%
750,000		Aetna, Inc., Sr. Unsecd. Note, 2.40%, 6/15/2021	744,124
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	78,856
		TOTAL	822,980
		Financial Institution - Insurance - Life—1.2%
500,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	517,640
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,156,184
1,000,000	[1,2]	Mass Mutual Global Funding II, Series 144A, 2.00%, 4/15/2021	979,317
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	162,444
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	986,055
		TOTAL	3,801,640
		Financial Institution - Insurance - P&C—1.4%
800,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	799,136
720,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	718,975
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	398,995
50,000		Chubb Ltd., Sr. Note, 5.75%, 5/15/2018	52,957
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,010,874
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	813,736
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	525,758
		TOTAL	4,320,431
		Financial Institution - REIT - Healthcare—0.3%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	155,837
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	699,869
		TOTAL	855,706
		Financial Institution - REIT - Office—0.1%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	265,271
		Financial Institution - REIT - Other—0.1%
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	302,470
		Financial Institution - REIT - Retail—0.1%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	193,102
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	107,879
		TOTAL	300,981
		Industrial Machinery—0.1%
260,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	258,776

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Sovereign—0.2%
$475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	$509,115
		Technology—3.4%
1,150,000		Apple, Inc., Sr. Unsecd. Note, 1.55%, 8/4/2021	1,112,338
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,011,109
500,000		BMC Software, Inc., 7.25%, 6/1/2018	505,625
490,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	504,490
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	618,475
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	255,233
1,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 2.85%, 10/15/2018	1,017,848
1,000,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,015,464
1,300,000		Microsoft Corp., 1.85%, 2/12/2020	1,300,699
1,250,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,248,238
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	976,870
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	744,486
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	155,553
		TOTAL	10,466,428
		Transportation - Railroads—0.1%
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	191,928
		Transportation - Services—0.8%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	41,641
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	500,529
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	150,591
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,505,442
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	302,943
		TOTAL	2,501,146
		Utility - Electric—3.6%
870,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	877,404
605,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	593,235
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	963,992
460,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 2.70%, 6/15/2021	457,324
710,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	706,500
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	780,443
410,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.10%, 10/4/2021	397,151
4,756	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	4,832
440,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	443,511
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	253,839
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,466
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	477,838
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	136,448
1,000,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	971,378
1,130,000		Southern Co., Sr. Unsecd. Note, 2.95%, 7/1/2023	1,118,421
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,075,223
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	313,771
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,254,001
		TOTAL	10,835,777
		Utility - Natural Gas—0.7%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	114,288
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	623,443
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	40,502

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	$1,156,055
250,000		Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	252,311
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	87,350
		TOTAL	2,273,949
		TOTAL CORPORATE BONDS (IDENTIFIED COST $132,514,973)	133,568,856
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
		Commercial Mortgage—2.2%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,310,117
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	423,853
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	190,109
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.096%, 6/10/2046	773,479
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,064,503
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	473,117
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	760,906
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	203,180
61,892	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	63,577
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	320,712
		TOTAL	6,583,553
		Government Agency—0.0%
118,281		Federal Home Loan Mortgage Corp. REMIC 3397, Class FC, 1.138%, 12/15/2037	118,770
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,646,718)	6,702,323
		MORTGAGE-BACKED SECURITIES—1.8%
		Federal National Mortgage Association—1.8%
3,451,173		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	3,646,919
1,855,278		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	1,907,603
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,539,515)	5,554,522
		U.S. TREASURIES—36.6%
6,181,500		United States Treasury Inflation-Protected Note, 0.125%, 4/15/2019	6,243,376
2,061,740		United States Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,079,941
5,000,000		United States Treasury Note, 0.75%, 8/31/2018	4,971,264
500,000		United States Treasury Note, 0.875%, 4/30/2017	500,527
7,500,000		United States Treasury Note, 1.00%, 3/15/2019	7,467,407
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,607,336
6,575,000		United States Treasury Note, 1.125%, 7/31/2021	6,362,192
11,000,000		United States Treasury Note, 1.125%, 8/31/2021	10,640,102
8,000,000		United States Treasury Note, 1.25%, 3/31/2021	7,818,119
3,250,000		United States Treasury Note, 1.375%, 3/31/2020	3,234,987
7,500,000		United States Treasury Note, 1.375%, 8/31/2020	7,424,614
10,000,000		United States Treasury Note, 1.375%, 5/31/2021	9,819,735
18,500,000		United States Treasury Note, 1.625%, 12/31/2019	18,606,984
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,292,306
3,000,000		United States Treasury Note, 2.00%, 2/28/2021	3,026,456
2,500,000	[3]	United States Treasury Note, 2.125%, 6/30/2022	2,515,148
		TOTAL U.S. TREASURIES (IDENTIFIED COST $113,530,251)	111,610,494
		INVESTMENT COMPANIES—14.5%[4]
536,434		Federated Bank Loan Core Fund	5,417,984

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[4]
$12,009,382	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.56%[5]	$12,010,583
1,347,946	Federated Mortgage Core Portfolio	13,250,308
840,640	Federated Project and Trade Finance Core Fund	7,817,952
907,505	High Yield Bond Portfolio	5,662,834
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,826,702)	44,159,661
	TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $303,058,159)[6]	301,595,856
	OTHER ASSETS AND LIABILITIES - NET—1.2%[7]	3,810,553
	TOTAL NET ASSETS—100%	$305,406,409
At November 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Long Bond Short Futures	35	$5,294,844	March 2017	$19,143
[8]United States Treasury Notes 10-Year Short Futures	150	$18,677,344	March 2017	$56,354
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$75,497
The average notional value of short futures contracts held by the Fund throughout the period was $25,066,680. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $19,621,310, which represented 6.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2016, these liquid restricted securities amounted to $19,621,310, which represented 6.4% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended November 30, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 8/31/2016	529,896	10,946,020	1,339,140	831,561	893,377	14,539,994
Purchases/Additions	6,538	33,683,731	8,806	9,079	14,128	33,722,282
Sales/Reductions	—	(32,620,369)	—	—	—	(32,620,369)
Balance of Shares Held 11/30/2016	536,434	12,009,382	1,347,946	840,640	907,505	15,641,907
Value	$5,417,984	$12,010,583	$13,250,308	$7,817,952	$5,662,834	$44,159,661
Dividend Income	$66,016	$11,530	$87,786	$84,467	$88,859	$338,658
5	7-day net yield.
6	At November 30, 2016, the cost of investments for federal tax purposes was $303,058,159. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,462,303. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,877,767 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,340,070.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$133,568,856	$—	$133,568,856
Collateralized Mortgage Obligations	—	6,702,323	—	6,702,323
Mortgage-Backed Securities	—	5,554,522	—	5,554,522
U.S. Treasuries	—	111,610,494	—	111,610,494
Investment Companies[1]	12,010,583	—	—	44,159,661
TOTAL SECURITIES	$12,010,583	$257,436,195	$—	$301,595,856
Other Financial Instruments[2]
Assets	$75,497	$—	$—	$75,497
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$75,497	$—	$—	$75,497
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $32,149,078 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to 24 days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017